Share-Based Payments - Additional Information (Detail) - KRW (₩) ₩ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-controlling interests		₩ 5,452,226	₩ 5,714,367
POSCO HOLDINGS INC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Treasury Shares Outstanding	19,288
Subsidiaries Including POSCO [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Treasury Shares Outstanding	41,378
Other Capital Surplus		18,898
Subsidiaries Including POSCO INTERNATIONAL Corporation [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-controlling interests		₩ 17,324
Treasury shares [member] | Subsidiaries Including POSCO INTERNATIONAL Corporation [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares	385,542